Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by SEC Regulation S-K Item 402(v), the following table sets forth the compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and revenue performance results for our fiscal years ending in 2024, 2023, 2022, 2021, and 2020. The calculations and analysis below do not reflect the Company’s approach to aligning executive compensation with performance. For information about how we align executive compensation with financial performance, refer to the Compensation Discussion and Analysis.

			Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)(4)	Table Total for Non-PEO Named Executive Officers(5)	Actually Paid to Non-PEO Named Executive Officers(2)(3)(5)(6)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(7)(8)	Net Income (in millions)	Revenue (in millions)(9)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$44,837,665	$126,397,246	$11,722,312	$ 27,231,280	$244.06	$158.48	$5,882	$23,739
2023	$46,717,519	$139,512,077	$15,361,715	$45,819,942	$172.72	$118.93	$4,289	$21,365
2022	$31,519,648	$32,381,096	$9,254,954	$7,503,594	$98.13	$81.50	$3,058	$17,090
2021	$55,077,473	$78,192,575	$14,259,697	$22,828,947	$116.82	$134.41	$1,165	$10,958
2020	$7,148,598	($43,204,620)	$13,708,464	$1,250,364	$108.45	$137.32	$59	$6,796

(1)	Mr. Fogel served as Chief Executive Officer (PEO) in each year included in the table.

(2)	Year-end stock prices used as part of the “Compensation Actually Paid” calculation were: 2024 $4,968.42, 2023 $3,547.22, 2022 $2,015.28, 2021 $2,399.23, and 2020 $2,227.27.
(3)	Fair value or change in fair value, as applicable, of equity awards included in columns (c) and (e) was determined by reference to (1) for RSU awards, closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for performance-based PSU awards (excluding PSUs with an rTSR component, TSR governor component, and a stock price appreciation component), the probable number of shares multiplied by the closing price on the applicable year-end date(s) or, in the case of awards that vested, the vested number of shares multiplied by the actual value per share on the vesting date, (3) for PSUs with an rTSR component and, for 2024, 2023, and 2022 PSUs, the TSR governor component, the probable number of shares multiplied by the share price on the applicable year-end date(s) which was derived using Monte Carlo simulations (because of the rTSR and TSR governor components of this award, as applicable), (4) for PSUs with an additional stock price appreciation component, the probable number of shares multiplied by the closing price on the applicable year-end date(s), plus the fair value of the stock price appreciation component on the applicable year-end date(s) or, in the case of awards that vested, the vested number of shares multiplied by the actual value per share on the vesting date, and (5) for stock options, a Black-Scholes value as of the applicable year-end date(s) or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price and assumptions including expected volatility, risk-free interest rate, expected dividends, and expected term as of the applicable revaluation date(s).
(4)	Compensation Actually Paid to Mr. Fogel in 2024 reflects the following adjustments from column (b):

Adjustments to Calculate Compensation Actually Paid for PEO	2024	2023	2022	2021	2020
Amount Reported in Summary Compensation Table (“SCT”)	$44,837,665	$46,717,519	$31,519,648	$55,077,473	$7,148,598
Subtract Amounts Reported under the Stock Awards and Option Awards Column in the SCT	(38,802,485)	(40,929,691)	(26,258,740)	(48,010,707)	(6,954,041)
Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	68,493,581	94,201,594	35,126,298	49,934,780	7,376,718
Fair Value of Awards Granted during Year that Vest during Year	—	—	—	20,829,900	—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to Year that were Outstanding and Unvested as of Year-end	52,557,782	30,945,880	(4,718,980)	379,688	(44,329,590)
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to Year that Vested during Year	(844,942)	8,576,775	(3,287,130)	(18,559)	(6,446,305)
Increase for Dividends or Other Earnings Paid on Stock Not Otherwise Reflected in Fair Value or Total Compensation	155,645	—	—	—	—
Compensation Actually Paid to PEO	$126,397,246	$139,512,077	$32,381,096	$78,192,575	$(43,204,620)

(5)	In 2024, the non-PEO NEOs were Messrs. Goulden, Millones, Pisano, and Steenbergen. In 2023, 2022, and 2021, the non-PEO NEOs were Messrs. Goulden, Millones, and Pisano. In 2020, the non-PEO NEOs were Messrs. Goulden and Millones.
(6)	Average Compensation Actually Paid to the non-PEO NEOs noted in footnote (5) in 2024 reflects the following adjustments from column (d):

Adjustments to Calculate Compensation Actually Paid for non-PEO NEOs	2024	2023	2022	2021	2020
Average Amount Reported in SCT	$11,722,312	$15,361,715	$9,254,954	$14,259,697	$13,708,464
Subtract Average Amounts Reported under the Stock Awards and Option Awards Column in the SCT	(8,772,333)	(12,088,367)	(6,777,593)	(11,312,738)	(12,407,092)
Average Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	13,993,297	27,444,862	8,986,958	11,970,027	15,095,779
Average Fair Value of Awards Granted during Year that Vest during Year	—	—	—	4,463,550	—
Average Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	10,405,708	9,603,511	(3,160,646)	3,433,026	(14,159,513)
Average Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	(163,727)	5,498,221	(800,079)	15,385	(987,274)
Average Increase for Dividends or Other Earnings Paid on Stock Not Otherwise Reflected in Fair Value or Total Compensation	46,023	—	—	—	—
Average Compensation Actually Paid to non-PEO NEOs	$27,231,280	$45,819,942	$7,503,594	$22,828,947	$1,250,364

The average amounts reported in 2024 are impacted by Mr. Goulden resigning from his position as Chief Financial Officer and Mr. Steenbergen starting at the Company in March.

(7)	The amount listed for each year reflects what the cumulative value of $100 would be if that had been invested on December 31, 2019 (including reinvestment of dividends for applicable peers).

(8)	Peer group total shareholder return reflects the RDG Internet Composite as reflected in our Annual Report on Form 10-K.

(9)	Revenue is revenue under GAAP as reflected in the Company’s financial statements.

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote [Text Block]

(1)	Mr. Fogel served as Chief Executive Officer (PEO) in each year included in the table.

(5)	In 2024, the non-PEO NEOs were Messrs. Goulden, Millones, Pisano, and Steenbergen. In 2023, 2022, and 2021, the non-PEO NEOs were Messrs. Goulden, Millones, and Pisano. In 2020, the non-PEO NEOs were Messrs. Goulden and Millones.

Peer Group Issuers, Footnote
(8)	Peer group total shareholder return reflects the RDG Internet Composite as reflected in our Annual Report on Form 10-K.

PEO Total Compensation Amount	[1]	$ 44,837,665	$ 46,717,519	$ 31,519,648	$ 55,077,473	$ 7,148,598
PEO Actually Paid Compensation Amount	[1],[2],[3],[4]	$ 126,397,246	139,512,077	32,381,096	78,192,575	(43,204,620)
Adjustment To PEO Compensation, Footnote

Adjustments to Calculate Compensation Actually Paid for PEO	2024	2023	2022	2021	2020
Amount Reported in Summary Compensation Table (“SCT”)	$44,837,665	$46,717,519	$31,519,648	$55,077,473	$7,148,598
Subtract Amounts Reported under the Stock Awards and Option Awards Column in the SCT	(38,802,485)	(40,929,691)	(26,258,740)	(48,010,707)	(6,954,041)
Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	68,493,581	94,201,594	35,126,298	49,934,780	7,376,718
Fair Value of Awards Granted during Year that Vest during Year	—	—	—	20,829,900	—
Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to Year that were Outstanding and Unvested as of Year-end	52,557,782	30,945,880	(4,718,980)	379,688	(44,329,590)
Increase/Deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to Year that Vested during Year	(844,942)	8,576,775	(3,287,130)	(18,559)	(6,446,305)
Increase for Dividends or Other Earnings Paid on Stock Not Otherwise Reflected in Fair Value or Total Compensation	155,645	—	—	—	—
Compensation Actually Paid to PEO	$126,397,246	$139,512,077	$32,381,096	$78,192,575	$(43,204,620)

Non-PEO NEO Average Total Compensation Amount	[5]	$ 11,722,312	15,361,715	9,254,954	14,259,697	13,708,464
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4],[5],[6]	$ 27,231,280	45,819,942	7,503,594	22,828,947	1,250,364
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Calculate Compensation Actually Paid for non-PEO NEOs	2024	2023	2022	2021	2020
Average Amount Reported in SCT	$11,722,312	$15,361,715	$9,254,954	$14,259,697	$13,708,464
Subtract Average Amounts Reported under the Stock Awards and Option Awards Column in the SCT	(8,772,333)	(12,088,367)	(6,777,593)	(11,312,738)	(12,407,092)
Average Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	13,993,297	27,444,862	8,986,958	11,970,027	15,095,779
Average Fair Value of Awards Granted during Year that Vest during Year	—	—	—	4,463,550	—
Average Increase/Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	10,405,708	9,603,511	(3,160,646)	3,433,026	(14,159,513)
Average Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	(163,727)	5,498,221	(800,079)	15,385	(987,274)
Average Increase for Dividends or Other Earnings Paid on Stock Not Otherwise Reflected in Fair Value or Total Compensation	46,023	—	—	—	—
Average Compensation Actually Paid to non-PEO NEOs	$27,231,280	$45,819,942	$7,503,594	$22,828,947	$1,250,364

The average amounts reported in 2024 are impacted by Mr. Goulden resigning from his position as Chief Financial Officer and Mr. Steenbergen starting at the Company in March.

Compensation Actually Paid vs. Total Shareholder Return		COMPENSATION ACTUALLY PAID VERSUS TSR
Compensation Actually Paid vs. Net Income		COMPENSATION ACTUALLY PAID VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure		COMPENSATION ACTUALLY PAID VERSUS REVENUE
Total Shareholder Return Vs Peer Group
Tabular List, Table

We measure performance for purposes of assessing pay for our PEO and other NEOs based on the following four unranked most important financial performance measures. For additional information, see How We Measure Performance on page 49.

Revenue
Compensation EBITDA
Absolute Total Stockholder Return
Relative Total Stockholder Return

Total Shareholder Return Amount	[7]	$ 244.06	172.72	98.13	116.82	108.45
Peer Group Total Shareholder Return Amount	[7],[8]	158.48	118.93	81.50	134.41	137.32
Net Income (Loss)		$ 5,882,000,000	$ 4,289,000,000	$ 3,058,000,000	$ 1,165,000,000	$ 59,000,000
Other Performance Measure Amount	[9]	23,739,000,000	21,365,000,000	17,090,000,000	10,958,000,000	6,796,000,000
PEO Name		Mr. Fogel	Mr. Fogel	Mr. Fogel	Mr. Fogel	Mr. Fogel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Compensation EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Absolute Total Stockholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Stockholder Return
PEO [Member] | Subtract Amounts Reported Under The Stock Awards And Option Awards Column In The S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (38,802,485)	$ (40,929,691)	$ (26,258,740)	$ (48,010,707)	$ (6,954,041)
PEO [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		68,493,581	94,201,594	35,126,298	49,934,780	7,376,718
PEO [Member] | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	20,829,900	0
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		52,557,782	30,945,880	(4,718,980)	379,688	(44,329,590)
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(844,942)	8,576,775	(3,287,130)	(18,559)	(6,446,305)
PEO [Member] | Increase For Dividends Or Other Earnings Paid On Stock Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		155,645	0	0	0	0
Non-PEO NEO [Member] | Subtract Average Amounts Reported Under The Stock Awards And Option Awards Column In The Sct [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,772,333)	(12,088,367)	(6,777,593)	(11,312,738)	(12,407,092)
Non-PEO NEO [Member] | Average Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,993,297	27,444,862	8,986,958	11,970,027	15,095,779
Non-PEO NEO [Member] | Average Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	4,463,550	0
Non-PEO NEO [Member] | Average Increase Deduction For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,405,708	9,603,511	(3,160,646)	3,433,026	(14,159,513)
Non-PEO NEO [Member] | Average Increase Deduction For Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(163,727)	5,498,221	(800,079)	15,385	(987,274)
Non-PEO NEO [Member] | Average Increase For Dividends Or Other Earnings Paid On Stock Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 46,023	$ 0	$ 0	$ 0	$ 0

[1]	Mr. Fogel served as Chief Executive Officer (PEO) in each year included in the table.
[2]	Compensation Actually Paid to Mr. Fogel in 2024 reflects the following adjustments from column (b):
[3]	Fair value or change in fair value, as applicable, of equity awards included in columns (c) and (e) was determined by reference to (1) for RSU awards, closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for performance-based PSU awards (excluding PSUs with an rTSR component, TSR governor component, and a stock price appreciation component), the probable number of shares multiplied by the closing price on the applicable year-end date(s) or, in the case of awards that vested, the vested number of shares multiplied by the actual value per share on the vesting date, (3) for PSUs with an rTSR component and, for 2024, 2023, and 2022 PSUs, the TSR governor component, the probable number of shares multiplied by the share price on the applicable year-end date(s) which was derived using Monte Carlo simulations (because of the rTSR and TSR governor components of this award, as applicable), (4) for PSUs with an additional stock price appreciation component, the probable number of shares multiplied by the closing price on the applicable year-end date(s), plus the fair value of the stock price appreciation component on the applicable year-end date(s) or, in the case of awards that vested, the vested number of shares multiplied by the actual value per share on the vesting date, and (5) for stock options, a Black-Scholes value as of the applicable year-end date(s) or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price and assumptions including expected volatility, risk-free interest rate, expected dividends, and expected term as of the applicable revaluation date(s).
[4]	Year-end stock prices used as part of the “Compensation Actually Paid” calculation were: 2024 $4,968.42, 2023 $3,547.22, 2022 $2,015.28, 2021 $2,399.23, and 2020 $2,227.27.
[5]	In 2024, the non-PEO NEOs were Messrs. Goulden, Millones, Pisano, and Steenbergen. In 2023, 2022, and 2021, the non-PEO NEOs were Messrs. Goulden, Millones, and Pisano. In 2020, the non-PEO NEOs were Messrs. Goulden and Millones.
[6]	Average Compensation Actually Paid to the non-PEO NEOs noted in footnote (5) in 2024 reflects the following adjustments from column (d):
[7]	The amount listed for each year reflects what the cumulative value of $100 would be if that had been invested on December 31, 2019 (including reinvestment of dividends for applicable peers).
[8]	Peer group total shareholder return reflects the RDG Internet Composite as reflected in our Annual Report on Form 10-K.
[9]	Revenue is revenue under GAAP as reflected in the Company’s financial statements.